Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade payables
Schedule of fair value of trade payables

	At December 31,
	2021	2020
Non-current
Trade payable with suppliers	6,695	9,162
	6,695	9,162
Current
Trade payables with suppliers	113,363	146,907
Trade payables with related parties (Note 27)	2,879	3,945
	116,242	150,852